Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2023
T12-NPRT1-0124
1.9862232.109
Nonconvertible Bonds - 88.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3.55% 9/15/55	322,000	212,285
3.65% 9/15/59	775,000	511,514
4.3% 2/15/30	412,000	389,801
4.5% 5/15/35	293,000	265,237
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	259,073
3.7% 3/22/61	945,000	668,315
4.4% 11/1/34	412,000	378,634
		2,684,859
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	183,217
Media - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	380,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	141,087
3.85% 4/1/61	980,000	585,062
4.2% 3/15/28	1,498,000	1,409,706
5.375% 5/1/47	338,000	273,346
Comcast Corp. 2.937% 11/1/56	295,000	180,241
Discovery Communications LLC 4.125% 5/15/29	295,000	272,146
Fox Corp.:
3.5% 4/8/30	178,000	158,173
5.476% 1/25/39	78,000	71,243
Magallanes, Inc.:
3.755% 3/15/27	252,000	237,780
4.054% 3/15/29	129,000	119,175
4.279% 3/15/32	797,000	703,084
5.05% 3/15/42	171,000	141,183
5.141% 3/15/52	426,000	340,485
5.391% 3/15/62	385,000	306,796
Time Warner Cable LLC:
4.5% 9/15/42	273,000	202,026
5.875% 11/15/40	354,000	306,026
7.3% 7/1/38	498,000	498,136
		6,325,795
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc.:
3.8% 3/15/32	629,000	547,506
4.3% 2/15/48	100,000	75,342
4.55% 3/15/52	314,000	249,090
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	210,664
2.7% 3/15/32	1,680,000	1,376,648
3.75% 4/15/27	412,000	392,804
Vodafone Group PLC 3.25% 6/4/81 (c)	210,000	191,492
		3,043,546
TOTAL COMMUNICATION SERVICES		12,237,417
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 1.5%
Ford Motor Co. 3.25% 2/12/32	810,000	646,026
General Motors Co.:
5.4% 4/1/48	500,000	423,820
5.95% 4/1/49	416,000	379,359
General Motors Financial Co., Inc. 3.1% 1/12/32	400,000	325,489
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	334,230
4.75% 11/13/28 (b)	930,000	895,969
		3,004,893
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	358,725
Specialty Retail - 1.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	280,747
AutoNation, Inc.:
3.85% 3/1/32	1,250,000	1,054,708
4.75% 6/1/30	19,000	17,628
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	271,749
4.25% 4/1/52	180,000	141,329
5.15% 7/1/33	1,200,000	1,180,133
5.625% 4/15/53	250,000	243,186
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	404,393
		3,593,873
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	434,000	324,504
7% 11/27/26	70,000	70,755
7.35% 11/27/28	113,000	113,862
7.7% 11/27/30	400,000	405,497
7.85% 11/27/33	400,000	406,234
		1,320,852
TOTAL CONSUMER DISCRETIONARY		8,278,343
CONSUMER STAPLES - 6.3%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	198,000	188,675
4.9% 2/1/46	368,000	340,773
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	1,024,000	975,775
Anheuser-Busch InBev Worldwide, Inc. 4.6% 4/15/48 (d)	16,000	14,239
Constellation Brands, Inc. 2.875% 5/1/30	363,000	314,541
Molson Coors Beverage Co. 3% 7/15/26	261,000	247,252
		2,081,255
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	229,000	197,688
Food Products - 1.7%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,000,000	899,970
3% 5/15/32	435,000	338,996
4.375% 2/2/52	405,000	277,793
5.5% 1/15/30	530,000	502,360
5.75% 4/1/33	340,000	321,072
McCormick & Co., Inc. 1.85% 2/15/31	261,000	206,807
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	106,769
Viterra Finance BV 4.9% 4/21/27 (b)	660,000	641,375
		3,295,142
Tobacco - 3.4%
Altria Group, Inc.:
2.45% 2/4/32	440,000	345,586
4.25% 8/9/42	195,000	149,034
4.8% 2/14/29	213,000	207,849
BAT Capital Corp.:
2.726% 3/25/31	1,100,000	896,123
3.557% 8/15/27	192,000	179,729
3.984% 9/25/50	440,000	296,129
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	631,535
4.25% 7/21/25 (b)	250,000	243,941
Philip Morris International, Inc.:
5.625% 11/17/29	1,240,000	1,259,705
5.75% 11/17/32	1,881,000	1,924,023
Reynolds American, Inc. 4.45% 6/12/25	600,000	589,965
		6,723,619
TOTAL CONSUMER STAPLES		12,297,704
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	114,613
6.25% 3/15/38	450,000	450,018
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	79,059
3.75% 2/15/52	350,000	242,657
5.4% 6/15/47	172,000	153,674
6.75% 11/15/39	33,000	34,178
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	565,000	565,094
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	24,000	24,096
6.036% 11/15/33 (b)	64,000	64,581
6.497% 8/15/43 (b)	19,000	19,226
6.544% 11/15/53 (b)	34,000	34,789
DCP Midstream Operating LP 5.125% 5/15/29	515,000	506,278
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	296,000	206,568
Enbridge, Inc. 4.25% 12/1/26	174,000	169,138
Energy Transfer LP:
4% 10/1/27	1,112,000	1,050,133
5% 5/15/50	450,000	379,624
5.4% 10/1/47	316,000	278,178
5.8% 6/15/38	123,000	117,425
6% 6/15/48	257,000	244,418
Enterprise Products Operating LP 4.9% 5/15/46	183,000	166,318
Equinor ASA 2.375% 5/22/30	422,000	364,398
Hess Corp.:
4.3% 4/1/27	354,000	344,824
5.6% 2/15/41	410,000	412,337
5.8% 4/1/47	240,000	247,314
6% 1/15/40	405,000	421,452
MPLX LP:
1.75% 3/1/26	351,000	323,674
2.65% 8/15/30	722,000	603,561
5.65% 3/1/53	240,000	223,061
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	84,108
3.45% 7/15/24	481,000	472,703
Ovintiv, Inc. 7.2% 11/1/31	270,000	283,968
Petroleos Mexicanos:
5.35% 2/12/28	394,000	326,094
6.49% 1/23/27	85,000	76,504
6.5% 3/13/27	280,000	251,545
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	456,000	447,077
Spectra Energy Partners LP 3.375% 10/15/26	278,000	262,920
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	261,048
6.85% 6/1/39	166,000	173,893
The Williams Companies, Inc.:
4.65% 8/15/32	1,463,000	1,371,141
5.3% 8/15/52	57,000	51,807
5.75% 6/24/44	360,000	342,726
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	1,326,000	1,170,284
Western Gas Partners LP 4.05% 2/1/30	1,204,000	1,091,149
		14,507,653
FINANCIALS - 31.7%
Banks - 16.6%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	247,846
Banco Santander SA 2.749% 12/3/30	600,000	470,827
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	419,953
2.884% 10/22/30 (c)	407,000	349,599
3.194% 7/23/30 (c)	495,000	435,166
3.705% 4/24/28 (c)	362,000	340,199
4.45% 3/3/26	350,000	341,744
4.571% 4/27/33 (c)	2,500,000	2,293,159
5.015% 7/22/33 (c)	640,000	608,111
Bank of Nova Scotia 4.5% 12/16/25	1,236,000	1,205,551
Barclays PLC:
2.645% 6/24/31 (c)	550,000	442,432
2.894% 11/24/32 (c)	920,000	724,284
4.836% 5/9/28	415,000	391,203
5.088% 6/20/30 (c)	200,000	183,593
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	670,000	580,163
2.591% 1/20/28 (b)(c)	510,000	462,641
2.824% 1/26/41 (b)	560,000	360,840
BPCE SA:
2.277% 1/20/32 (b)(c)	490,000	375,640
4.875% 4/1/26 (b)	350,000	338,917
Citigroup, Inc.:
2.572% 6/3/31 (c)	256,000	211,379
2.666% 1/29/31 (c)	307,000	257,350
4.3% 11/20/26	371,000	357,979
4.91% 5/24/33 (c)	295,000	277,537
6.174% 5/25/34 (c)	631,000	626,152
Citizens Financial Group, Inc. 2.638% 9/30/32	427,000	308,222
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	490,000	409,872
Credit Agricole SA 2.811% 1/11/41 (b)	408,000	260,503
Fifth Third Bancorp 8.25% 3/1/38	335,000	372,317
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	711,773
2.357% 8/18/31 (c)	570,000	456,234
2.848% 6/4/31 (c)	400,000	332,286
4.041% 3/13/28 (c)	300,000	283,845
7.39% 11/3/28 (c)	300,000	316,781
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,548,000	1,111,230
6.208% 8/21/29 (c)	500,000	500,776
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	200,000	196,297
7.2% 11/28/33 (b)	400,000	405,127
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	382,522
2.956% 5/13/31 (c)	467,000	397,465
4.912% 7/25/33 (c)	890,000	846,467
4.95% 6/1/45	204,000	184,694
5.717% 9/14/33 (c)	2,240,000	2,231,898
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	480,000	433,287
7.953% 11/15/33 (c)	350,000	377,884
PNC Financial Services Group, Inc.:
5.582% 6/12/29 (c)	400,000	397,156
6.875% 10/20/34 (c)	450,000	477,721
Rabobank Nederland 3.75% 7/21/26	700,000	662,533
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	1,735,000	1,554,334
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	294,137
3% 1/22/30 (b)	555,000	464,307
3.625% 3/1/41 (b)	750,000	474,521
6.221% 6/15/33 (b)(c)	1,000,000	937,569
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	493,762
Synchrony Bank 5.625% 8/23/27	210,000	198,924
U.S. Bancorp 5.775% 6/12/29 (c)	600,000	599,589
UniCredit SpA 1.982% 6/3/27 (b)(c)	505,000	454,565
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	403,147
4.65% 11/4/44	1,464,000	1,207,591
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(e)	400,000	375,789
Zions Bancorp NA 3.25% 10/29/29	340,000	265,762
		32,083,152
Capital Markets - 5.0%
Ares Capital Corp.:
2.15% 7/15/26	335,000	299,956
3.875% 1/15/26	1,252,000	1,186,067
4.2% 6/10/24	406,000	401,554
4.25% 3/1/25	378,000	366,285
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	268,000	177,791
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	541,664
7.05% 9/29/25	247,000	249,634
Deutsche Bank AG 4.5% 4/1/25	320,000	310,372
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	669,931
3.035% 5/28/32 (c)	566,000	449,466
6.819% 11/20/29 (c)	120,000	122,258
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	276,000	260,551
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	332,553
2.239% 7/21/32 (c)	1,630,000	1,274,695
2.699% 1/22/31 (c)	286,000	241,492
4.431% 1/23/30 (c)	410,000	389,224
UBS Group AG:
3.091% 5/14/32 (b)(c)	725,000	591,883
3.126% 8/13/30 (b)(c)	500,000	431,057
3.869% 1/12/29 (b)(c)	230,000	211,770
4.194% 4/1/31 (b)(c)	580,000	520,661
4.55% 4/17/26	250,000	243,284
9.016% 11/15/33 (b)(c)	300,000	355,056
		9,627,204
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	335,829
2.45% 10/29/26	150,000	136,649
3% 10/29/28	151,000	133,085
3.3% 1/30/32	161,000	133,452
3.4% 10/29/33	333,000	269,392
3.85% 10/29/41	470,000	350,830
Ally Financial, Inc.:
2.2% 11/2/28	254,000	208,047
5.75% 11/20/25	141,000	138,378
5.8% 5/1/25	309,000	306,681
7.1% 11/15/27	1,750,000	1,784,500
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,462,000	1,038,135
5.247% 7/26/30 (c)	321,000	301,912
5.468% 2/1/29 (c)	114,000	109,515
5.817% 2/1/34 (c)	238,000	223,219
6.312% 6/8/29 (c)	390,000	387,712
7.624% 10/30/31 (c)	170,000	177,670
Discover Financial Services:
4.5% 1/30/26	488,000	472,414
6.7% 11/29/32	35,000	34,740
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	579,428
4.063% 11/1/24	350,000	341,794
4.95% 5/28/27	400,000	381,580
		7,844,962
Financial Services - 2.7%
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	263,164
1.985% 8/19/28 (b)	380,000	317,771
2.5% 3/24/28 (b)	340,000	293,789
Aviation Capital Group LLC 6.75% 10/25/28 (b)	450,000	455,758
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	260,351
4.05% 7/1/30	509,000	456,731
4.125% 5/15/29	365,000	332,898
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	89,227
3.85% 4/5/29	183,000	167,552
3.9% 4/5/32	241,000	210,977
4.35% 4/5/42	25,000	20,058
4.4% 4/5/52	95,000	74,072
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	215,611
5% 4/20/48	436,000	383,515
Jackson Financial, Inc.:
3.125% 11/23/31	420,000	334,309
4% 11/23/51	485,000	309,714
5.17% 6/8/27	84,000	81,591
5.67% 6/8/32	90,000	87,331
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	300,796
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	338,868
4.8% 6/15/46	204,000	163,855
5.7% 7/15/43	56,000	50,788
		5,208,726
Insurance - 3.4%
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	522,504
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	250,000	185,573
Assurant, Inc. 2.65% 1/15/32	420,000	324,661
Athene Holding Ltd.:
3.45% 5/15/52	250,000	156,684
6.65% 2/1/33	1,300,000	1,347,493
Empower Finance 2020 LP 1.776% 3/17/31 (b)	293,000	227,956
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	16,919
4.85% 4/17/28	315,000	305,980
5.625% 8/16/32	740,000	718,298
Five Corners Funding Trust II 2.85% 5/15/30 (b)	510,000	435,973
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	434,014
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	920,000	813,140
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	173,310
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	275,115
Unum Group 4.125% 6/15/51	530,000	365,958
Willis Group North America, Inc. 5.35% 5/15/33	385,000	375,906
		6,679,484
TOTAL FINANCIALS		61,443,528
HEALTH CARE - 7.7%
Biotechnology - 0.9%
AbbVie, Inc. 4.55% 3/15/35	321,000	303,127
Amgen, Inc.:
3.375% 2/21/50	312,000	216,280
5.25% 3/2/30	918,000	922,688
5.25% 3/2/33	88,000	87,110
5.65% 3/2/53	41,000	40,431
5.75% 3/2/63	75,000	73,394
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	220,757
		1,863,787
Health Care Providers & Services - 3.9%
Centene Corp.:
2.625% 8/1/31	1,200,000	955,200
3% 10/15/30	294,000	245,311
4.25% 12/15/27	160,000	151,040
4.625% 12/15/29	1,590,000	1,476,686
Cigna Group:
3.4% 3/15/50	397,000	273,026
4.8% 8/15/38	1,516,000	1,398,655
4.9% 12/15/48	40,000	35,446
CVS Health Corp.:
4.78% 3/25/38	926,000	830,919
4.875% 7/20/35	134,000	125,040
5% 1/30/29	65,000	64,636
5.25% 1/30/31	26,000	25,879
5.3% 6/1/33	450,000	442,620
HCA Holdings, Inc.:
3.625% 3/15/32	200,000	172,635
4.625% 3/15/52	370,000	293,018
Sabra Health Care LP 3.2% 12/1/31	615,000	480,998
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	315,615
2.65% 1/15/32	275,000	216,417
		7,503,141
Pharmaceuticals - 2.9%
AstraZeneca PLC 6.45% 9/15/37	236,000	262,882
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	430,787
4.375% 12/15/28 (b)	410,000	379,796
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	372,000	371,535
Mylan NV 4.55% 4/15/28	1,220,000	1,152,681
Pfizer Investment Enterprises:
4.75% 5/19/33	780,000	758,801
5.3% 5/19/53	602,000	586,971
Utah Acquisition Sub, Inc. 3.95% 6/15/26	547,000	521,418
Viatris, Inc.:
2.7% 6/22/30	1,235,000	1,003,054
4% 6/22/50	280,000	181,472
		5,649,397
TOTAL HEALTH CARE		15,016,325
INDUSTRIALS - 5.3%
Aerospace & Defense - 2.0%
BAE Systems PLC 1.9% 2/15/31 (b)	425,000	336,705
RTX Corp.:
6.1% 3/15/34	350,000	366,750
6.4% 3/15/54	350,000	379,947
The Boeing Co.:
3.625% 2/1/31	1,535,000	1,381,198
5.04% 5/1/27	558,000	554,369
5.15% 5/1/30	888,000	879,808
		3,898,777
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	348,000	270,868
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	21,000	21,610
6.2% 3/15/54 (b)	22,000	23,255
		44,865
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	350,470
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 3.8% 3/21/29	250,000	235,697
Machinery - 0.8%
Ingersoll Rand, Inc.:
5.4% 8/14/28	194,000	194,430
5.7% 8/14/33	514,000	520,246
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	420,456
3.45% 11/15/26	366,000	345,749
		1,480,881
Passenger Airlines - 0.5%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	348,030	324,358
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	156,657	137,856
American Airlines, Inc. 3.75% 4/15/27	115,076	107,478
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	184,218	154,173
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	135,016	120,782
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	72,550	68,285
		912,932
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	298,000	300,921
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.875% 1/15/32	460,000	372,962
3.25% 3/1/25	331,000	319,351
		692,313
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	189,240
4.25% 4/15/26 (b)	1,445,000	1,374,366
5.5% 1/15/26 (b)	312,000	305,915
6.375% 5/4/28 (b)	139,000	138,618
		2,008,139
TOTAL INDUSTRIALS		10,195,863
INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 1.4%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	845,000	564,157
4.9% 10/1/26	1,726,000	1,703,384
Vontier Corp. 2.95% 4/1/31	632,000	502,602
		2,770,143
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	498,144
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	265,009
2.45% 2/15/31 (b)	175,000	143,887
2.6% 2/15/33 (b)	1,022,000	804,690
3.5% 2/15/41 (b)	363,000	270,956
Marvell Technology, Inc.:
5.75% 2/15/29	260,000	262,389
5.95% 9/15/33	205,000	207,676
Micron Technology, Inc.:
2.703% 4/15/32	335,000	268,212
4.185% 2/15/27	321,000	308,800
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	322,539
		2,854,158
Software - 0.7%
Oracle Corp.:
2.3% 3/25/28	328,000	291,650
2.875% 3/25/31	170,000	145,522
3.95% 3/25/51	390,000	288,557
4.3% 7/8/34	287,000	258,927
Roper Technologies, Inc. 2.95% 9/15/29	389,000	345,878
		1,330,534
TOTAL INFORMATION TECHNOLOGY		7,452,979
MATERIALS - 1.2%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	620,000	625,463
6.35% 11/15/28	82,000	83,771
6.55% 11/15/30	204,000	209,190
6.7% 11/15/33	49,000	50,772
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	352,000	302,179
3.468% 12/1/50 (b)	832,000	524,153
LYB International Finance III LLC 2.25% 10/1/30	308,000	250,641
		2,046,169
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	320,618
TOTAL MATERIALS		2,366,787
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree LP 4.8% 10/1/32	441,000	401,069
American Homes 4 Rent LP:
3.375% 7/15/51	45,000	27,841
4.3% 4/15/52	71,000	52,888
Camden Property Trust:
2.8% 5/15/30	85,000	73,176
3.15% 7/1/29	367,000	329,307
Corporate Office Properties LP 2% 1/15/29	278,000	219,979
Crown Castle International Corp. 2.25% 1/15/31	323,000	258,469
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	327,446
5.95% 2/15/28	355,000	293,052
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	298,574
4.15% 4/15/32	133,000	116,326
Kite Realty Group Trust:
4% 3/15/25	15,000	14,452
4.75% 9/15/30	257,000	233,980
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	238,832
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	373,403
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	301,239
3.625% 10/1/29	1,227,000	1,045,736
4.5% 1/15/25	204,000	199,361
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	35,123
Realty Income Corp. 2.2% 6/15/28	27,000	23,505
Spirit Realty LP 2.1% 3/15/28	338,000	293,520
Store Capital Corp.:
2.7% 12/1/31	450,000	322,414
2.75% 11/18/30	67,000	49,151
Sun Communities Operating LP:
2.3% 11/1/28	1,120,000	952,289
2.7% 7/15/31	445,000	352,460
4.2% 4/15/32	280,000	244,842
5.7% 1/15/33	450,000	437,986
Ventas Realty LP 3% 1/15/30	1,247,000	1,059,118
VICI Properties LP:
4.75% 2/15/28	348,000	329,854
4.95% 2/15/30	540,000	502,133
5.125% 5/15/32	41,000	37,749
Vornado Realty LP:
2.15% 6/1/26	73,000	63,211
3.4% 6/1/31	225,000	160,871
		9,669,356
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 7.8% 3/15/28	133,000	127,390
Tanger Properties LP:
2.75% 9/1/31	253,000	193,579
3.125% 9/1/26	410,000	377,321
		698,290
TOTAL REAL ESTATE		10,367,646
UTILITIES - 8.7%
Electric Utilities - 4.4%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,301,000	2,193,827
4.973% 5/1/46	356,000	278,133
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	206,145
Duke Energy Corp.:
4.5% 8/15/32	1,830,000	1,706,902
5% 8/15/52	550,000	478,723
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	78,089
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	69,379
2.775% 1/7/32 (b)	177,000	134,806
3.616% 8/1/27 (b)	250,000	228,106
Exelon Corp.:
3.35% 3/15/32	1,558,000	1,333,818
4.05% 4/15/30	240,000	222,645
4.1% 3/15/52	213,000	162,666
FirstEnergy Corp.:
2.25% 9/1/30	639,000	519,817
2.65% 3/1/30	500,000	422,945
4.15% 7/15/27	416,000	395,748
Southern Co. 5.7% 3/15/34	126,000	128,382
		8,560,131
Gas Utilities - 0.7%
ONE Gas, Inc. 2% 5/15/30	254,000	207,350
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	258,833
4.4% 5/30/47	204,000	160,218
5.75% 9/15/33	700,000	708,434
		1,334,835
Independent Power and Renewable Electricity Producers - 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	493,343
Emera U.S. Finance LP:
3.55% 6/15/26	1,271,000	1,216,611
4.75% 6/15/46	426,000	327,535
The AES Corp.:
1.375% 1/15/26	392,000	356,913
2.45% 1/15/31	402,000	324,403
3.3% 7/15/25 (b)	804,000	767,552
3.95% 7/15/30 (b)	322,000	286,322
		3,772,679
Multi-Utilities - 1.6%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	327,659
NiSource, Inc.:
3.49% 5/15/27	594,000	561,298
3.6% 5/1/30	100,000	89,636
3.95% 3/30/48	426,000	320,320
4.8% 2/15/44	268,000	229,147
Puget Energy, Inc.:
3.65% 5/15/25	848,000	819,411
4.1% 6/15/30	624,000	556,894
Sempra 3.8% 2/1/38	282,000	228,804
		3,133,169
TOTAL UTILITIES		16,800,814
TOTAL NONCONVERTIBLE BONDS (Cost $190,091,949)		170,965,059

U.S. Treasury Obligations - 8.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	359,459
2% 11/15/41	600,000	401,977
3.625% 2/15/53	9,810,000	8,370,307
3.625% 5/15/53	2,400,000	2,048,625
4.125% 8/15/53	3,700,000	3,460,078
4.75% 11/15/53	900,000	935,578
U.S. Treasury Notes 3.5% 2/15/33	1,815,000	1,696,174
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,988,614)		17,272,198

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $122,550)	122,550	117,183

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $399,582)	400,000	316,581

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	315,000	273,735
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(f)	265,000	197,831
4.875% (b)(c)(f)	570,000	493,014
		690,845
TOTAL PREFERRED SECURITIES (Cost $1,160,949)		964,580

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g) (Cost $2,789,354)	2,788,879	2,789,437

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $213,552,998)	192,425,038
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,357,365
NET ASSETS - 100.0%	193,782,403

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,153,807 or 13.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,831,081	3,583,510	6,625,154	52,904	-	-	2,789,437	0.0%
Total	5,831,081	3,583,510	6,625,154	52,904	-	-	2,789,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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